Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Cullen Funds Trust
Entity Central Index Key	0001109957
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000018478
Shareholder Report [Line Items]
Fund Name	CULLEN HIGH DIVIDEND EQUITY FUND
Class Name	Retail Class
Trading Symbol	CHDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cullen High Dividend Equity Fund - Retail Class for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDEX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDEX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Retail Class	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THE PAST YEAR?

The High Dividend Fund’s underperformance versus the S&P 500 Index during the period was primarily due to the Fund’s underweight allocation to and selection in, Information Technology, the best performing sector of the S&P 500 Index for the period. Stock selection within Communication Services and Health Care also contributed to a drag on relative performance for the year. The Fund’s stock selection within the Financials sector slightly offset relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDEX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Retail Class	S&P 500 Index
Jun'24	19065	33521
Jun'23	17750	26912
Jun'22	16395	22503
Jun'21	16996	25175
Jun'20	12580	17881
Jun'19	14177	16633
Jun'18	12926	15064
Jun'17	12350	13170
Jun'16	11090	11171
Jun'15	9989	10742
Jun'14	10000	10000

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Retail Class	7.41%	6.10%	6.67%
S&P 500 Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 755,130,039
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 5,286,450
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$755,130,039
# of Portfolio Holdings	42
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$5,286,450

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Telecommunications	2.17%
Materials	2.22%
Retail & Wholesale - Staples	2.43%
Media	2.60%
Software & Tech Services	2.99%
Financial Services	3.41%
Real Estate	3.52%
Retail & Wholesale - Discretionary	5.35%
Utilities	5.44%
Insurance	5.52%
Tech Hardware & Semiconductors	7.57%
Banking	8.41%
Oil & Gas	8.86%
Open End Fund	9.12%
Health Care	9.72%
Consumer Staple Products	9.72%
Industrial Products	10.95%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDEX/?signedin=true
C000117698
Shareholder Report [Line Items]
Fund Name	CULLEN EMERGING MARKETS HIGH DIVIDEND FUND
Class Name	Retail Class
Trading Symbol	CEMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cullen Emerging Markets High Dividend Fund - Retail Class for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMDX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMDX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Retail Class	$139	1.25%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THE PAST YEAR?

The Emerging Markets High Dividend Fund’s significant outperformance versus the MSCI Emerging Markets Index during the period was primarily due to strong stock selection within Information Technology, Financials and Utilities. Slightly offsetting relative outperformance was the Fund’s underweight allocation to Information Technology, the MSCI Emerging Markets Index's best performing sector for the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMDX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Retail Class	MSCI Emerging Markets Index
Jun'24	15826	13170
Jun'23	12914	11701
Jun'22	11044	11500
Jun'21	13460	15392
Jun'20	9581	10924
Jun'19	10583	11307
Jun'18	10513	11172
Jun'17	10258	10325
Jun'16	8771	8344
Jun'15	9674	9487
Jun'14	10000	10000

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Retail Class	22.55%	8.38%	4.70%
MSCI Emerging Markets Index	12.55%	3.10%	2.79%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 826,902,138
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 4,714,730
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$826,902,138
# of Portfolio Holdings	65
Portfolio Turnover Rate	74%
Total Advisory Fees Paid	$4,714,730

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Insurance	0.29%
Telecommunications	0.81%
Industrial Services	1.53%
Industrial Products	2.30%
Consumer Discretionary Services	2.96%
Software & Tech Services	3.17%
Consumer Staple Products	4.16%
Financial Services	4.57%
Oil & Gas	5.05%
Materials	5.59%
Utilities	5.69%
Media	6.01%
Real Estate	7.90%
Consumer Discretionary Products	13.04%
Banking	15.42%
Tech Hardware & Semiconductors	21.51%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMDX/?signedin=true
C000163395
Shareholder Report [Line Items]
Fund Name	CULLEN ENHANCED EQUITY INCOME FUND
Class Name	Class I
Trading Symbol	ENHNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cullen Enhanced Equity Income Fund - Class I for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHNX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHNX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class I	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THE PAST YEAR?

The Enhanced Equity Income Fund’s underperformance versus the S&P 500 Index during the period was primarily due to the Fund’s underweight exposure to and stock selection in, Information Technology, the S&P 500 index's  strongest performing sector in the period. Stock selection within Communication Services and Health Care also negatively affected relative performance although stock selection within Financials slightly offset the same. The Fund’s use of covered call options contributed premiums of approximately 3.1% of average net assets during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHNX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Index	Cboe S&P 500 BuyWrite Index
Jun'24	17827	31192	16672
Jun'23	17078	25043	15308
Jun'22	15894	20940	14041
Jun'21	16369	23427	14418
Jun'20	12117	16639	11328
Jun'19	12879	15477	12720
Jun'18	11813	14017	12329
Jun'17	11841	12255	11492
Jun'16	10688	10395	10256
Dec'15	10000	10000	10000

Average Annual Return [Table Text Block]
.	1 YR	5 YR	Since Inception
Class I	4.38%	6.72%	7.00%
S&P 500 Index	24.56%	15.05%	14.24%
Cboe S&P 500 BuyWrite Index	8.91%	5.56%	6.17%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 157,940,199
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 872,564
InvestmentCompanyPortfolioTurnover	125.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$157,940,199
# of Portfolio Holdings	33
Portfolio Turnover Rate	125%
Total Advisory Fees Paid	$872,564

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Retail & Wholesale - Discretionary	1.05%
Industrial Services	1.80%
Insurance	1.94%
Software & Tech Services	2.17%
Media	2.78%
Financial Services	3.07%
Tech Hardware & Semiconductors	4.03%
Materials	4.32%
Telecommunications	6.71%
Real Estate	7.06%
Industrial Products	7.49%
Utilities	7.97%
Banking	8.85%
Oil & Gas	11.42%
Health Care	13.96%
Consumer Staple Products	15.38%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHNX/?signedin=true
C000079419
Shareholder Report [Line Items]
Fund Name	CULLEN SMALL CAP VALUE FUND
Class Name	Retail Class
Trading Symbol	CUSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cullen Small Cap Value Fund - Retail Class for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSRX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSRX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Retail Class	$128	1.25%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THE PAST YEAR?

The Small Cap Value Fund’s underperformance versus the Russell 2000 Value Index during the period was mainly due to stock selection within the Industrials, Consumer Discretionary, and Materials sectors. Partially offsetting relative performance was the Fund’s strong stock selection in Financials and Technology.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSRX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Retail Class	Russell 1000 Index	Russell 2000 Value Index
Jun'24	14869	27176	18294
Jun'23	14108	22263	16497
Jun'22	13572	18966	15562
Jun'21	14492	22119	18588
Jun'20	8525	15691	10727
Jun'19	10005	14882	12999
Jun'18	10238	13795	13863
Jun'17	9535	12274	12258
Jun'16	7892	10612	9817
Jun'15	9412	10530	10078
Jun'14	10000	10000	10000

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Retail Class	5.39%	8.25%	4.05%
Russell 1000 Index	22.07%	12.80%	10.51%
Russell 2000 Value Index	10.90%	7.07%	6.23%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 10,411,506
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$10,411,506
# of Portfolio Holdings	38
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$-

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Consumer Staple Products	0.36%
Mutual Fund	1.83%
Health Care	2.61%
Software & Tech Services	2.64%
Materials	2.84%
Utilities	2.91%
Industrial Products	4.81%
Consumer Discretionary Services	6.01%
Industrial Services	8.29%
Consumer Discretionary Products	9.46%
Real Estate	9.70%
Financial Services	13.95%
Oil & Gas	14.23%
Banking	20.36%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSRX/?signedin=true
C000018479
Shareholder Report [Line Items]
Fund Name	CULLEN HIGH DIVIDEND EQUITY FUND
Class Name	Class C
Trading Symbol	CHVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cullen High Dividend Equity Fund - Class C for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHVCX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHVCX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class C	$181	1.75%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THE PAST YEAR?

The High Dividend Fund’s underperformance versus the S&P 500 Index during the period was primarily due to the Fund’s underweight allocation to and selection in, Information Technology, the best performing sector of the S&P 500 Index for the period. Stock selection within Communication Services and Health Care also contributed to a drag on relative performance for the year. The Fund’s stock selection within the Financials sector slightly offset relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHVCX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Class C	S&P 500 Index
Jun'24	17685	33521
Jun'23	16588	26912
Jun'22	15436	22503
Jun'21	16128	25175
Jun'20	12022	17881
Jun'19	13651	16633
Jun'18	12538	15064
Jun'17	12099	13170
Jun'16	10925	11171
Jun'15	9907	10742
Jun'14	10000	10000

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Class C	6.61%	5.31%	5.87%
S&P 500 Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 755,130,039
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 5,286,450
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$755,130,039
# of Portfolio Holdings	42
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$5,286,450

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Telecommunications	2.17%
Materials	2.22%
Retail & Wholesale - Staples	2.43%
Media	2.60%
Software & Tech Services	2.99%
Financial Services	3.41%
Real Estate	3.52%
Retail & Wholesale - Discretionary	5.35%
Utilities	5.44%
Insurance	5.52%
Tech Hardware & Semiconductors	7.57%
Banking	8.41%
Oil & Gas	8.86%
Open End Fund	9.12%
Health Care	9.72%
Consumer Staple Products	9.72%
Industrial Products	10.95%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHVCX/?signedin=true
C000079421
Shareholder Report [Line Items]
Fund Name	CULLEN SMALL CAP VALUE FUND
Class Name	Class C
Trading Symbol	CUSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cullen Small Cap Value Fund - Class C for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSCX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSCX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class C	$204	2.00%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THE PAST YEAR?

The Small Cap Value Fund’s underperformance versus the Russell 2000 Value Index during the period was mainly due to stock selection within the Industrials, Consumer Discretionary, and Materials sectors. Partially offsetting relative performance was the Fund’s strong stock selection in Financials and Technology.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSCX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Class C	Russell 1000 Index	Russell 2000 Value Index
Jun'24	13795	27176	18294
Jun'23	13204	22263	16497
Jun'22	12785	18966	15562
Jun'21	13763	22119	18588
Jun'20	8164	15691	10727
Jun'19	9641	14882	12999
Jun'18	9940	13795	13863
Jun'17	9328	12274	12258
Jun'16	7781	10612	9817
Jun'15	9351	10530	10078
Jun'14	10000	10000	10000

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Class C	4.47%	7.43%	3.27%
Russell 1000 Index	22.07%	12.80%	10.51%
Russell 2000 Value Index	10.90%	7.07%	6.23%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 10,411,506
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$10,411,506
# of Portfolio Holdings	38
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$-

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Consumer Staple Products	0.36%
Mutual Fund	1.83%
Health Care	2.61%
Software & Tech Services	2.64%
Materials	2.84%
Utilities	2.91%
Industrial Products	4.81%
Consumer Discretionary Services	6.01%
Industrial Services	8.29%
Consumer Discretionary Products	9.46%
Real Estate	9.70%
Financial Services	13.95%
Oil & Gas	14.23%
Banking	20.36%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSCX/?signedin=true
C000117696
Shareholder Report [Line Items]
Fund Name	CULLEN EMERGING MARKETS HIGH DIVIDEND FUND
Class Name	Class C
Trading Symbol	CEMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cullen Emerging Markets High Dividend Fund - Class C for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMGX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMGX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class C	$222	2.00%

Expenses Paid, Amount	$ 222
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THE PAST YEAR?

The Emerging Markets High Dividend Fund’s significant outperformance versus the MSCI Emerging Markets Index during the period was primarily due to strong stock selection within Information Technology, Financials and Utilities. Slightly offsetting relative outperformance was the Fund’s underweight allocation to Information Technology, the MSCI Emerging Markets Index's best performing sector for the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMGX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Class C	MSCI Emerging Markets Index
Jun'24	14681	13170
Jun'23	12068	11701
Jun'22	10394	11500
Jun'21	12767	15392
Jun'20	9152	10924
Jun'19	10192	11307
Jun'18	10199	11172
Jun'17	10028	10325
Jun'16	8635	8344
Jun'15	9599	9487
Jun'14	10000	10000

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Class C	21.66%	7.57%	3.91%
MSCI Emerging Markets Index	12.55%	3.10%	2.79%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 826,902,138
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 4,714,730
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$826,902,138
# of Portfolio Holdings	65
Portfolio Turnover Rate	74%
Total Advisory Fees Paid	$4,714,730

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Insurance	0.29%
Telecommunications	0.81%
Industrial Services	1.53%
Industrial Products	2.30%
Consumer Discretionary Services	2.96%
Software & Tech Services	3.17%
Consumer Staple Products	4.16%
Financial Services	4.57%
Oil & Gas	5.05%
Materials	5.59%
Utilities	5.69%
Media	6.01%
Real Estate	7.90%
Consumer Discretionary Products	13.04%
Banking	15.42%
Tech Hardware & Semiconductors	21.51%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMGX/?signedin=true
C000018482
Shareholder Report [Line Items]
Fund Name	CULLEN INTERNATIONAL HIGH DIVIDEND FUND
Class Name	Class C
Trading Symbol	CIHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cullen International High Dividend Fund - Class C for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHCX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHCX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class C	$213	2.00%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THE PAST YEAR?

The International High Dividend Fund’s outperformance versus the MSCI EAFE Index during the period was primarily due to the Fund’s superior stock selection in Financials, Information Technology and Consumer Discretionary. Partially offsetting relative performance during the period was the Fund’s stock selection within the Health Care, Communication Services and Energy sectors.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHCX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Class C	MSCI EAFE Index
Jun'24	12096	16039
Jun'23	10703	14309
Jun'22	9429	11983
Jun'21	11013	14496
Jun'20	8677	10905
Jun'19	9202	11446
Jun'18	9267	11266
Jun'17	9489	10492
Jun'16	8480	8683
Jun'15	9098	9618
Jun'14	10000	10000

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Class C	13.02%	5.62%	1.92%
MSCI EAFE Index	12.09%	6.98%	4.84%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 295,867,683
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 2,043,835
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$295,867,683
# of Portfolio Holdings	51
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$2,043,835

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Industrial Services	0.11%
Retail & Wholesale - Staples	1.51%
Financial Services	3.30%
Real Estate	3.77%
Consumer Discretionary Products	5.21%
Utilities	5.48%
Health Care	5.56%
Oil & Gas	6.61%
Telecommunications	7.05%
Tech Hardware & Semiconductors	8.17%
Banking	8.67%
Consumer Staple Products	9.10%
Industrial Products	9.28%
Materials	9.61%
Insurance	16.57%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHCX/?signedin=true
C000018480
Shareholder Report [Line Items]
Fund Name	CULLEN HIGH DIVIDEND EQUITY FUND
Class Name	Class I
Trading Symbol	CHDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cullen High Dividend Equity Fund - Class I for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDVX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDVX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class I	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THE PAST YEAR?

The High Dividend Fund’s underperformance versus the S&P 500 Index during the period was primarily due to the Fund’s underweight allocation to and selection in, Information Technology, the best performing sector of the S&P 500 Index for the period. Stock selection within Communication Services and Health Care also contributed to a drag on relative performance for the year. The Fund’s stock selection within the Financials sector slightly offset relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDVX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Index
Jun'24	19547	33521
Jun'23	18144	26912
Jun'22	16720	22503
Jun'21	17298	25175
Jun'20	12768	17881
Jun'19	14352	16633
Jun'18	13045	15064
Jun'17	12440	13170
Jun'16	11144	11171
Jun'15	10006	10742
Jun'14	10000	10000

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Class I	7.73%	6.37%	6.93%
S&P 500 Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 755,130,039
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 5,286,450
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$755,130,039
# of Portfolio Holdings	42
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$5,286,450

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Telecommunications	2.17%
Materials	2.22%
Retail & Wholesale - Staples	2.43%
Media	2.60%
Software & Tech Services	2.99%
Financial Services	3.41%
Real Estate	3.52%
Retail & Wholesale - Discretionary	5.35%
Utilities	5.44%
Insurance	5.52%
Tech Hardware & Semiconductors	7.57%
Banking	8.41%
Oil & Gas	8.86%
Open End Fund	9.12%
Health Care	9.72%
Consumer Staple Products	9.72%
Industrial Products	10.95%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDVX/?signedin=true
C000117697
Shareholder Report [Line Items]
Fund Name	CULLEN EMERGING MARKETS HIGH DIVIDEND FUND
Class Name	Class I
Trading Symbol	CEMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cullen Emerging Markets High Dividend Fund - Class I for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMFX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMFX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class I	$111	1.00%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THE PAST YEAR?

The Emerging Markets High Dividend Fund’s significant outperformance versus the MSCI Emerging Markets Index during the period was primarily due to strong stock selection within Information Technology, Financials and Utilities. Slightly offsetting relative outperformance was the Fund’s underweight allocation to Information Technology, the MSCI Emerging Markets Index's best performing sector for the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMFX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Class I	MSCI Emerging Markets Index
Jun'24	16248	13170
Jun'23	13226	11701
Jun'22	11287	11500
Jun'21	13723	15392
Jun'20	9739	10924
Jun'19	10733	11307
Jun'18	10633	11172
Jun'17	10352	10325
Jun'16	8828	8344
Jun'15	9702	9487
Jun'14	10000	10000

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Class I	22.85%	8.65%	4.97%
MSCI Emerging Markets Index	12.55%	3.10%	2.79%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 826,902,138
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 4,714,730
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$826,902,138
# of Portfolio Holdings	65
Portfolio Turnover Rate	74%
Total Advisory Fees Paid	$4,714,730

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Insurance	0.29%
Telecommunications	0.81%
Industrial Services	1.53%
Industrial Products	2.30%
Consumer Discretionary Services	2.96%
Software & Tech Services	3.17%
Consumer Staple Products	4.16%
Financial Services	4.57%
Oil & Gas	5.05%
Materials	5.59%
Utilities	5.69%
Media	6.01%
Real Estate	7.90%
Consumer Discretionary Products	13.04%
Banking	15.42%
Tech Hardware & Semiconductors	21.51%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMFX/?signedin=true
C000018481
Shareholder Report [Line Items]
Fund Name	CULLEN INTERNATIONAL HIGH DIVIDEND FUND
Class Name	Retail Class
Trading Symbol	CIHDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cullen International High Dividend Fund - Retail Class for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHDX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHDX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Retail Class	$134	1.25%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THE PAST YEAR?

The International High Dividend Fund’s outperformance versus the MSCI EAFE Index during the period was primarily due to the Fund’s superior stock selection in Financials, Information Technology and Consumer Discretionary. Partially offsetting relative performance during the period was the Fund’s stock selection within the Health Care, Communication Services and Energy sectors.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHDX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Retail Class	MSCI EAFE Index
Jun'24	13033	16039
Jun'23	11440	14309
Jun'22	10011	11983
Jun'21	11602	14496
Jun'20	9068	10905
Jun'19	9543	11446
Jun'18	9547	11266
Jun'17	9702	10492
Jun'16	8608	8683
Jun'15	9166	9618
Jun'14	10000	10000

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Retail Class	13.92%	6.43%	2.68%
MSCI EAFE Index	12.09%	6.98%	4.84%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 295,867,683
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 2,043,835
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$295,867,683
# of Portfolio Holdings	51
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$2,043,835

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Industrial Services	0.11%
Retail & Wholesale - Staples	1.51%
Financial Services	3.30%
Real Estate	3.77%
Consumer Discretionary Products	5.21%
Utilities	5.48%
Health Care	5.56%
Oil & Gas	6.61%
Telecommunications	7.05%
Tech Hardware & Semiconductors	8.17%
Banking	8.67%
Consumer Staple Products	9.10%
Industrial Products	9.28%
Materials	9.61%
Insurance	16.57%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHDX/?signedin=true
C000079420
Shareholder Report [Line Items]
Fund Name	CULLEN SMALL CAP VALUE FUND
Class Name	Class I
Trading Symbol	CUSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cullen Small Cap Value Fund - Class I for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSIX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSIX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class I	$103	1.00%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THE PAST YEAR?

The Small Cap Value Fund’s underperformance versus the Russell 2000 Value Index during the period was mainly due to stock selection within the Industrials, Consumer Discretionary, and Materials sectors. Partially offsetting relative performance was the Fund’s strong stock selection in Financials and Technology.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSIX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Class I	Russell 1000 Index	Russell 2000 Value Index
Jun'24	15219	27176	18294
Jun'23	14410	22263	16497
Jun'22	13822	18966	15562
Jun'21	14722	22119	18588
Jun'20	8643	15691	10727
Jun'19	10107	14882	12999
Jun'18	10320	13795	13863
Jun'17	9589	12274	12258
Jun'16	7918	10612	9817
Jun'15	9421	10530	10078
Jun'14	10000	10000	10000

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Class I	5.61%	8.53%	4.29%
Russell 1000 Index	22.07%	12.80%	10.51%
Russell 2000 Value Index	10.90%	7.07%	6.23%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 10,411,506
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$10,411,506
# of Portfolio Holdings	38
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$-

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Consumer Staple Products	0.36%
Mutual Fund	1.83%
Health Care	2.61%
Software & Tech Services	2.64%
Materials	2.84%
Utilities	2.91%
Industrial Products	4.81%
Consumer Discretionary Services	6.01%
Industrial Services	8.29%
Consumer Discretionary Products	9.46%
Real Estate	9.70%
Financial Services	13.95%
Oil & Gas	14.23%
Banking	20.36%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSIX/?signedin=true
C000117701
Shareholder Report [Line Items]
Fund Name	CULLEN VALUE FUND
Class Name	Retail Class
Trading Symbol	CVLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cullen Value Fund - Retail Class for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLEX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLEX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Retail Class	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THE PAST YEAR?

The Value Fund’s underperformance versus the S&P 500 Index during the period was primarily due to an underweight allocation to Financials, the best performing sector of the S&P 500 Index for the period. The Fund’s stock selection within Health Care and Industrials was also a drag on relative performance. The Fund’s underweight exposure to Utilities and Real Estate partially offset relative underperformance for the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLEX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Retail Class	S&P 500 Index
Jun'24	19776	33521
Jun'23	18194	26912
Jun'22	16589	22503
Jun'21	17783	25175
Jun'20	13359	17881
Jun'19	14118	16633
Jun'18	12896	15064
Jun'17	11944	13170
Jun'16	10280	11171
Jun'15	10077	10742
Jun'14	10000	10000

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Retail Class	8.70%	6.97%	7.06%
S&P 500 Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 22,799,195
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$22,799,195
# of Portfolio Holdings	41
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$-

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Retail & Wholesale - Staples	1.21%
Industrial Services	1.98%
Telecommunications	2.15%
Media	2.62%
Consumer Discretionary Products	3.08%
Retail & Wholesale - Discretionary	3.09%
Software & Tech Services	3.78%
Materials	4.47%
Financial Services	5.10%
Oil & Gas	5.68%
Consumer Staple Products	6.15%
Insurance	6.37%
Open End Fund	7.03%
Tech Hardware & Semiconductors	10.12%
Banking	11.32%
Health Care	12.79%
Industrial Products	13.06%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLEX/?signedin=true
C000076265
Shareholder Report [Line Items]
Fund Name	CULLEN HIGH DIVIDEND EQUITY FUND
Class Name	Class R1
Trading Symbol	CHDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cullen High Dividend Equity Fund - Class R1 for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDRX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDRX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class R1	$155	1.50%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THE PAST YEAR?

The High Dividend Fund’s underperformance versus the S&P 500 Index during the period was primarily due to the Fund’s underweight allocation to and selection in, Information Technology, the best performing sector of the S&P 500 Index for the period. Stock selection within Communication Services and Health Care also contributed to a drag on relative performance for the year. The Fund’s stock selection within the Financials sector slightly offset relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDRX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Class R1	S&P 500 Index
Jun'24	18140	33521
Jun'23	16968	26912
Jun'22	15747	22503
Jun'21	16409	25175
Jun'20	12201	17881
Jun'19	13820	16633
Jun'18	12663	15064
Jun'17	12165	13170
Jun'16	10978	11171
Jun'15	9933	10742
Jun'14	10000	10000

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Class R1	6.91%	5.59%	6.14%
S&P 500 Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 755,130,039
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 5,286,450
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$755,130,039
# of Portfolio Holdings	42
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$5,286,450

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Telecommunications	2.17%
Materials	2.22%
Retail & Wholesale - Staples	2.43%
Media	2.60%
Software & Tech Services	2.99%
Financial Services	3.41%
Real Estate	3.52%
Retail & Wholesale - Discretionary	5.35%
Utilities	5.44%
Insurance	5.52%
Tech Hardware & Semiconductors	7.57%
Banking	8.41%
Oil & Gas	8.86%
Open End Fund	9.12%
Health Care	9.72%
Consumer Staple Products	9.72%
Industrial Products	10.95%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDRX/?signedin=true
C000163396
Shareholder Report [Line Items]
Fund Name	CULLEN ENHANCED EQUITY INCOME FUND
Class Name	Retail Class
Trading Symbol	ENHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cullen Enhanced Equity Income Fund - Retail Class for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHRX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHRX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Retail Class	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THE PAST YEAR?

The Enhanced Equity Income Fund’s underperformance versus the S&P 500 Index during the period was primarily due to the Fund’s underweight exposure to and stock selection in, Information Technology, the S&P 500 index's  strongest performing sector in the period. Stock selection within Communication Services and Health Care also negatively affected relative performance although stock selection within Financials slightly offset the same. The Fund’s use of covered call options contributed premiums of approximately 3.1% of average net assets during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHRX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Retail Class	S&P 500 Index	Cboe S&P 500 BuyWrite Index
Jun'24	17456	31192	16672
Jun'23	16746	25043	15308
Jun'22	15634	20940	14041
Jun'21	16149	23427	14418
Jun'20	11982	16639	11328
Jun'19	12758	15477	12720
Jun'18	11738	14017	12329
Jun'17	11788	12255	11492
Jun'16	10669	10395	10256
Dec'15	10000	10000	10000

Average Annual Return [Table Text Block]
.	1 YR	5 YR	Since Inception
Retail Class	4.13%	6.45%	6.73%
S&P 500 Index	24.56%	15.05%	14.24%
Cboe S&P 500 BuyWrite Index	8.91%	5.56%	6.17%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 157,940,199
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 872,564
InvestmentCompanyPortfolioTurnover	125.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$157,940,199
# of Portfolio Holdings	33
Portfolio Turnover Rate	125%
Total Advisory Fees Paid	$872,564

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Retail & Wholesale - Discretionary	1.05%
Industrial Services	1.80%
Insurance	1.94%
Software & Tech Services	2.17%
Media	2.78%
Financial Services	3.07%
Tech Hardware & Semiconductors	4.03%
Materials	4.32%
Telecommunications	6.71%
Real Estate	7.06%
Industrial Products	7.49%
Utilities	7.97%
Banking	8.85%
Oil & Gas	11.42%
Health Care	13.96%
Consumer Staple Products	15.38%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHRX/?signedin=true
C000018483
Shareholder Report [Line Items]
Fund Name	CULLEN INTERNATIONAL HIGH DIVIDEND FUND
Class Name	Class I
Trading Symbol	CIHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cullen International High Dividend Fund - Class I for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHIX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHIX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class I	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THE PAST YEAR?

The International High Dividend Fund’s outperformance versus the MSCI EAFE Index during the period was primarily due to the Fund’s superior stock selection in Financials, Information Technology and Consumer Discretionary. Partially offsetting relative performance during the period was the Fund’s stock selection within the Health Care, Communication Services and Energy sectors.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHIX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Class I	MSCI EAFE Index
Jun'24	13384	16039
Jun'23	11722	14309
Jun'22	10225	11983
Jun'21	11819	14496
Jun'20	9216	10905
Jun'19	9682	11446
Jun'18	9649	11266
Jun'17	9780	10492
Jun'16	8653	8683
Jun'15	9196	9618
Jun'14	10000	10000

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Class I	14.18%	6.69%	2.96%
MSCI EAFE Index	12.09%	6.98%	4.84%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 295,867,683
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 2,043,835
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$295,867,683
# of Portfolio Holdings	51
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$2,043,835

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Industrial Services	0.11%
Retail & Wholesale - Staples	1.51%
Financial Services	3.30%
Real Estate	3.77%
Consumer Discretionary Products	5.21%
Utilities	5.48%
Health Care	5.56%
Oil & Gas	6.61%
Telecommunications	7.05%
Tech Hardware & Semiconductors	8.17%
Banking	8.67%
Consumer Staple Products	9.10%
Industrial Products	9.28%
Materials	9.61%
Insurance	16.57%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHIX/?signedin=true
C000076266
Shareholder Report [Line Items]
Fund Name	CULLEN HIGH DIVIDEND EQUITY FUND
Class Name	Class R2
Trading Symbol	CHDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cullen High Dividend Equity Fund - Class R2 for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDPX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDPX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class R2	$129	1.25%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THE PAST YEAR?

The High Dividend Fund’s underperformance versus the S&P 500 Index during the period was primarily due to the Fund’s underweight allocation to and selection in, Information Technology, the best performing sector of the S&P 500 Index for the period. Stock selection within Communication Services and Health Care also contributed to a drag on relative performance for the year. The Fund’s stock selection within the Financials sector slightly offset relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDPX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Class R2	S&P 500 Index
Jun'24	18597	33521
Jun'23	17359	26912
Jun'22	16066	22503
Jun'21	16704	25175
Jun'20	12389	17881
Jun'19	14003	16633
Jun'18	12794	15064
Jun'17	12257	13170
Jun'16	11038	11171
Jun'15	9959	10742
Jun'14	10000	10000

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Class R2	7.13%	5.84%	6.40%
S&P 500 Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 755,130,039
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 5,286,450
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$755,130,039
# of Portfolio Holdings	42
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$5,286,450

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Telecommunications	2.17%
Materials	2.22%
Retail & Wholesale - Staples	2.43%
Media	2.60%
Software & Tech Services	2.99%
Financial Services	3.41%
Real Estate	3.52%
Retail & Wholesale - Discretionary	5.35%
Utilities	5.44%
Insurance	5.52%
Tech Hardware & Semiconductors	7.57%
Banking	8.41%
Oil & Gas	8.86%
Open End Fund	9.12%
Health Care	9.72%
Consumer Staple Products	9.72%
Industrial Products	10.95%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDPX/?signedin=true
C000117699
Shareholder Report [Line Items]
Fund Name	CULLEN VALUE FUND
Class Name	Class C
Trading Symbol	CVLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cullen Value Fund - Class C for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLFX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLFX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class C	$182	1.75%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THE PAST YEAR?

The Value Fund’s underperformance versus the S&P 500 Index during the period was primarily due to an underweight allocation to Financials, the best performing sector of the S&P 500 Index for the period. The Fund’s stock selection within Health Care and Industrials was also a drag on relative performance. The Fund’s underweight exposure to Utilities and Real Estate partially offset relative underperformance for the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLFX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Class C	S&P 500 Index
Jun'24	18332	33521
Jun'23	16997	26912
Jun'22	15611	22503
Jun'21	16868	25175
Jun'20	12761	17881
Jun'19	13592	16633
Jun'18	12510	15064
Jun'17	11665	13170
Jun'16	10117	11171
Jun'15	9988	10742
Jun'14	10000	10000

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Class C	7.85%	6.17%	6.25%
S&P 500 Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 22,799,195
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$22,799,195
# of Portfolio Holdings	41
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$-

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Retail & Wholesale - Staples	1.21%
Industrial Services	1.98%
Telecommunications	2.15%
Media	2.62%
Consumer Discretionary Products	3.08%
Retail & Wholesale - Discretionary	3.09%
Software & Tech Services	3.78%
Materials	4.47%
Financial Services	5.10%
Oil & Gas	5.68%
Consumer Staple Products	6.15%
Insurance	6.37%
Open End Fund	7.03%
Tech Hardware & Semiconductors	10.12%
Banking	11.32%
Health Care	12.79%
Industrial Products	13.06%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLFX/?signedin=true
C000076268
Shareholder Report [Line Items]
Fund Name	CULLEN INTERNATIONAL HIGH DIVIDEND FUND
Class Name	Class R2
Trading Symbol	CIHPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cullen International High Dividend Fund - Class R2 for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHPX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHPX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class R2	$110	1.03%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THE PAST YEAR?

The International High Dividend Fund’s outperformance versus the MSCI EAFE Index during the period was primarily due to the Fund’s superior stock selection in Financials, Information Technology and Consumer Discretionary. Partially offsetting relative performance during the period was the Fund’s stock selection within the Health Care, Communication Services and Energy sectors.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHPX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Class R2	MSCI EAFE Index
Jun'24	12844	16039
Jun'23	11249	14309
Jun'22	9862	11983
Jun'21	11447	14496
Jun'20	8964	10905
Jun'19	9460	11446
Jun'18	9478	11266
Jun'17	9652	10492
Jun'16	8578	8683
Jun'15	9147	9618
Jun'14	10000	10000

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Class R2	14.18%	6.31%	2.53%
MSCI EAFE Index	12.09%	6.98%	4.84%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 295,867,683
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 2,043,835
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$295,867,683
# of Portfolio Holdings	51
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$2,043,835

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Industrial Services	0.11%
Retail & Wholesale - Staples	1.51%
Financial Services	3.30%
Real Estate	3.77%
Consumer Discretionary Products	5.21%
Utilities	5.48%
Health Care	5.56%
Oil & Gas	6.61%
Telecommunications	7.05%
Tech Hardware & Semiconductors	8.17%
Banking	8.67%
Consumer Staple Products	9.10%
Industrial Products	9.28%
Materials	9.61%
Insurance	16.57%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHPX/?signedin=true
C000163394
Shareholder Report [Line Items]
Fund Name	CULLEN ENHANCED EQUITY INCOME FUND
Class Name	Class C
Trading Symbol	ENHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cullen Enhanced Equity Income Fund - Class C for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHCX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHCX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class C	$178	1.75%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THE PAST YEAR?

The Enhanced Equity Income Fund’s underperformance versus the S&P 500 Index during the period was primarily due to the Fund’s underweight exposure to and stock selection in, Information Technology, the S&P 500 index's  strongest performing sector in the period. Stock selection within Communication Services and Health Care also negatively affected relative performance although stock selection within Financials slightly offset the same. The Fund’s use of covered call options contributed premiums of approximately 3.1% of average net assets during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHCX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Class C	S&P 500 Index	Cboe S&P 500 BuyWrite Index
Jun'24	16374	31192	16672
Jun'23	15844	25043	15308
Jun'22	14892	20940	14041
Jun'21	15494	23427	14418
Jun'20	11592	16639	11328
Jun'19	12438	15477	12720
Jun'18	11521	14017	12329
Jun'17	11658	12255	11492
Jun'16	10631	10395	10256
Dec'15	10000	10000	10000

Average Annual Return [Table Text Block]
.	1 YR	5 YR	Since Inception
Class C	3.35%	5.65%	5.94%
S&P 500 Index	24.56%	15.05%	14.24%
Cboe S&P 500 BuyWrite Index	8.91%	5.56%	6.17%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 157,940,199
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 872,564
InvestmentCompanyPortfolioTurnover	125.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$157,940,199
# of Portfolio Holdings	33
Portfolio Turnover Rate	125%
Total Advisory Fees Paid	$872,564

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Retail & Wholesale - Discretionary	1.05%
Industrial Services	1.80%
Insurance	1.94%
Software & Tech Services	2.17%
Media	2.78%
Financial Services	3.07%
Tech Hardware & Semiconductors	4.03%
Materials	4.32%
Telecommunications	6.71%
Real Estate	7.06%
Industrial Products	7.49%
Utilities	7.97%
Banking	8.85%
Oil & Gas	11.42%
Health Care	13.96%
Consumer Staple Products	15.38%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHCX/?signedin=true
C000117700
Shareholder Report [Line Items]
Fund Name	CULLEN VALUE FUND
Class Name	Class I
Trading Symbol	CVLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cullen Value Fund - Class I for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLVX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLVX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class I	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THE PAST YEAR?

The Value Fund’s underperformance versus the S&P 500 Index during the period was primarily due to an underweight allocation to Financials, the best performing sector of the S&P 500 Index for the period. The Fund’s stock selection within Health Care and Industrials was also a drag on relative performance. The Fund’s underweight exposure to Utilities and Real Estate partially offset relative underperformance for the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLVX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Index
Jun'24	20252	33521
Jun'23	18583	26912
Jun'22	16899	22503
Jun'21	18076	25175
Jun'20	13548	17881
Jun'19	14279	16633
Jun'18	13012	15064
Jun'17	12021	13170
Jun'16	10315	11171
Jun'15	10088	10742
Jun'14	10000	10000

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Class I	8.98%	7.24%	7.31%
S&P 500 Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 22,799,195
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$22,799,195
# of Portfolio Holdings	41
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$-

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Retail & Wholesale - Staples	1.21%
Industrial Services	1.98%
Telecommunications	2.15%
Media	2.62%
Consumer Discretionary Products	3.08%
Retail & Wholesale - Discretionary	3.09%
Software & Tech Services	3.78%
Materials	4.47%
Financial Services	5.10%
Oil & Gas	5.68%
Consumer Staple Products	6.15%
Insurance	6.37%
Open End Fund	7.03%
Tech Hardware & Semiconductors	10.12%
Banking	11.32%
Health Care	12.79%
Industrial Products	13.06%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLVX/?signedin=true